Income Taxes (Tables)	12 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Taxes

The components of income taxes are as follows:

	Years Ended June 30,
	2014	2013	2012
	(In Thousands)

Current income tax expense:
Federal income	$3,196	$1,629	$2,210
State income	938	343	470

	4,134	1,972	2,680

Deferred income tax expense:
Federal	49	411	(24)
State	122	102	120

	171	513	96

Valuation allowance	(88)	(235)	—

	$4,217	$2,250	$2,776

Schedule of Effective Income Tax Rate Reconciliation

The following table presents a reconciliation between the reported income taxes and the income taxes which would be computed by applying the normal federal income tax rate of 35% to income before income taxes for the years ended June 30, 2014, 2013 and 2012:

	Years Ended June 30,
	2014	2013	2012
	(Dollar in Thousands)

Federal income tax expense at statutory rate	$5,042	$3,065	$2,749
(Reductions) increases in income taxes resulting from:
Tax exempt interest	(635)	(142)	(21)
New Jersey state tax, net of federal income tax effect	632	284	389
Incentive stock options compensation expense	28	15	15
Income from BOLI	(959)	(680)	(250)
Other items, net	197	(66)	(106)

	4,305	2,476	2,776

Valuation allowance	(88)	(226)	—

Total income tax expense	$4,217	$2,250	$2,776

Effective income tax rate	29.27%	25.70%	35.35%

Schedule of Deferred Income Tax Assets and Liabilities

The tax effects of existing temporary differences that give rise to deferred income tax assets and liabilities are as follows:

	June 30,
	2014	2013
	(In Thousands)
Deferred income tax assets:
Purchase accounting	$615	$920
Accumulated other comprehensive income
Defined benefit plans	84	430
Unrealized loss on securities available for sale	—	2,928
Unrealized loss on securities available for sale transferred to held to maturity	404	—
Derivatives	1,430	—
Allowance for loan losses	5,060	4,451
Benefit plans	2,816	2,709
Compensation	239	—
Stock based compensation	3,255	3,320
Capital loss carryover	—	88
Uncollected interest	2,431	2,290
Depreciation	928	747
Other	809	705

	18,071	18,588
Valuation allowance	(134)	(995)

	17,937	17,593

Deferred income tax liabilities:
Deferred costs	815	617
Goodwill	6,198	5,716
Accumulated other comprehensive income
Unrealized gain on securities available for sale	458	—
Derivatives	—	1,269
Other	152	209

	7,623	7,811

Net deferred income tax asset	$10,314	$9,782